The fair value of investment property (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure - The fair value of investment property [Line Items]
Fair value of Investment property	₩ 240,088	₩ 190,454
Carrying amount of Investment property	158,580	159,559	₩ 284,714
Land
Disclosure - The fair value of investment property [Line Items]
Fair value of Investment property	202,042	167,178
Buildings
Disclosure - The fair value of investment property [Line Items]
Fair value of Investment property	₩ 38,046	₩ 23,276